Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Leases
Net operating loss carryforwards	$ 27,996,751	$ 25,858,311
Research and development credit carryforwards	3,106,675	2,151,942
Amortization	4,692,227	2,897,388
Share-based compensation	226	66,832
Operating lease liability	57,319	71,748
Accrued expenses and other	546,612	314,210
Section 163(j) disallowed interest expense	763,172
Property and equipment		4,790
Gross deferred tax assets	37,162,982	31,365,221
Less: valuation allowance	(37,100,582)	(31,293,092)
Deferred tax assets	62,400	72,129
Property and equipment	(7,954)
Operating lease right-of-use asset	(54,446)	(72,129)
Net deferred tax assets